Advance to suppliers, net - Schedule of Advance to Suppliers (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Advance To Suppliers Abstract
Prepayment to suppliers	$ 863,591	$ 0
Total	$ 863,591	$ 0